6. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 418,447	R$ 157,970
Cash equivalents	1,226,978	668,217
Total	R$ 1,645,425	R$ 826,187	R$ 1,026,862	R$ 562,207